Financial and capital risk management (Details 1) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	$ 684	$ 262
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	664	211
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	22	56
Cdi Tjlp Versus Usd Fixed And Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	79	(133)
Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(41)	(63)
Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	650	400
Libor Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(24)	7
Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	30	22
Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	(8)	34
Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Assets Liabilities	$ (2)	$ (5)